Trade and other receivables (Tables)	9 Months Ended
May 31, 2025
Trade and other receivables
Schedule of trade and other receivables

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Trade receivables	169,156	26,222
Sales taxes receivable	151,027	104,270
Other receivables	8,163	8,164
	328,346	138,656

Schedule of aging analysis of receivables

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
0 – 30	43,912	—
31 – 60	11,006	21,603
61 – 90	—	—
91 and over	114,238	4,619
	169,156	26,222